NEW YORK LIFE INVESTMENTS FUNDS TRUST
51 MADISON AVENUE
NEW YORK, NY 10010

March 2, 2026

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

 Re: New York Life Investments Funds Trust (the “Registrant”)
  Registration Nos: 333-160918 and 811-22321

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 200 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 211 under the Investment Company Act of 1940, that became effective on February 28, 2026.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 973-610-0124 or thomas_humbert@nylim.com.

Very truly yours,

/s/Thomas C. Humbert, Jr.
Thomas C. Humbert, Jr.
Assistant Secretary